Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 423,908	$ 304,656	$ 1,085,628
Accounts receivable, net of allowance for doubtful accounts of $42,263 and $0 at September 30, 2011 and December 31, 2010, respectively	795,940	828,632	187,434
Other receivables	114,157	59,526
Inventory	372,372	294,069	149,986
Deferred offering costs	592,881	175,000
Debt issue costs	32,515
Prepaid expenses and other current assets	90,047	83,136	103,571
Total current assets	2,421,820	1,745,019	1,526,619
Property and equipment, net	194,102	147,911	19,383
Other assets:
Deposits	2,280	3,280	2,280
Patents, net of accumulated amortization of $124,836 and $112,240 at September 30, 2011 and December 31, 2010, respectively	81,636	74,363	72,464
Total other assets	83,916	77,643	74,744
Total assets	2,699,838	1,970,573	1,620,746
Current liabilities:
Accounts payable, including related party payables of $423,101 and $151,440 at September 30, 2011 and December 31, 2010, respectively	810,923	620,196	385,955
Accrued compensation and related benefits	1,405,606	1,426,022	1,314,356
Accrued interest	257,535	172,359	223,597
Accrued expenses, other	72,646	69,502	292,457
Current portion of deferred revenue	615,206	647,804	150,000
Current portion of convertible notes payable		50,000	1,425,624
Current portion of notes payable, related party	624	1,620,624
Current portion of convertible notes payable, related party net of unamortized discount of $708,294 and $0 at September 30, 2011 and December 31, 2010, respectively	1,791,706
Total current liabilities	4,954,246	4,606,507	3,791,989
Long-term liabilities:
Long-term portion of notes payable, related party			300,000
Warrant liability	3,776,909	3,958,318	4,577,119
Deferred revenue, less current portion	66,340	127,840	207,696
Total long-term liabilities	3,843,249	4,086,158	5,084,815
Stockholders' deficit:
Preferred stock; $0.01 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock; $0.01 par value; 200,000,000 shares authorized; 37,774,817 and 33,563,428 shares issued and 37,517,604 and 33,306,215 shares outstanding at September 30, 2011 and December 31, 2010, respectively	377,749	335,635	293,530
Capital in excess of par value	33,820,520	29,852,347	27,926,893
Accumulated deficit	(39,023,814)	(35,637,962)	(34,204,369)
Total	(4,825,545)	(5,449,980)	5,983,946
Treasury stock at cost, 257,213 shares	(1,272,112)	(1,272,112)	(1,272,112)
Total stockholders' deficit	(6,097,657)	(6,722,092)	(7,256,058)
Total liabilities and stockholder' deficit	$ 2,699,838	$ 1,970,573	$ 1,620,746